Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest Transactions
Certain of the Plan’s investments are invested in mutual funds which are managed and provided with various services by wholly-owned subsidiaries of the Company and in the common stock of the Company. Therefore, these investments qualify as party-in-interest transactions. As investment manager, certain subsidiaries of the Company earn annual management fees that are deducted from the return earned on each mutual fund. Notes receivable from participants also qualify as party-in-interest transactions.
Transactions in shares of the Company’s common stock qualify as party-in-interest transactions under the provisions of ERISA. During the Plan year ended December 31, 2025, the Plan purchased or received approximately $4,941,781 and sold or distributed approximately $6,821,269 of the Company’s common stock.